Calvert

Small-Cap Fund

December 31, 2019

Schedule of Investments (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Aerospace & Defense — 4.1%
Hexcel Corp.	293,597	$21,523,596
Mercury Systems, Inc.(1)	195,989	13,544,800

		$35,068,396

Auto Components — 1.9%
Dorman Products, Inc.(1)	153,655	$11,634,757
Visteon Corp.(1)	50,741	4,393,663

		$16,028,420

Banks — 8.9%
City Holding Co.	85,461	$7,003,529
Columbia Banking System, Inc.	354,074	14,405,501
Community Bank System, Inc.	227,330	16,126,790
First Citizens BancShares, Inc., Class A	29,706	15,809,830
Independent Bank Corp.	81,497	6,784,625
Sterling Bancorp	430,177	9,068,131
Stock Yards Bancorp, Inc.	180,745	7,421,390

		$76,619,796

Biotechnology — 2.9%
Emergent BioSolutions, Inc.(1)	262,756	$14,175,686
Ligand Pharmaceuticals, Inc.(1)(2)	104,405	10,888,398

		$25,064,084

Building Products — 2.4%
CSW Industrials, Inc.	97,521	$7,509,117
Trex Co., Inc.(1)(2)	142,921	12,845,739

		$20,354,856

Capital Markets — 0.5%
Cohen & Steers, Inc.(2)	68,531	$4,301,005

Chemicals — 3.2%
Minerals Technologies, Inc.	308,155	$17,758,973
Sensient Technologies Corp.	155,213	10,258,027

		$28,017,000

Commercial Services & Supplies — 1.2%
Viad Corp.	152,656	$10,304,280

Diversified Consumer Services — 2.0%
Grand Canyon Education, Inc.(1)	29,636	$2,838,832
K12, Inc.(1)	264,650	5,385,628
ServiceMaster Global Holdings, Inc.(1)	239,839	9,272,176

		$17,496,636

Security	Shares	Value
Electric Utilities — 1.1%
Portland General Electric Co.	175,128	$9,770,391

Energy Equipment & Services — 1.7%
Core Laboratories NV(2)	83,564	$3,147,856
Oceaneering International, Inc.(1)	521,902	7,781,559
US Silica Holdings, Inc.(2)	540,717	3,325,409

		$14,254,824

Equity Real Estate Investment Trusts (REITs) — 8.9%
CubeSmart	360,191	$11,338,813
EastGroup Properties, Inc.	113,666	15,080,068
Essential Properties Realty Trust, Inc.(2)	354,763	8,801,670
Healthcare Realty Trust, Inc.	608,128	20,293,232
Rexford Industrial Realty, Inc.	359,380	16,412,885
STORE Capital Corp.	133,888	4,985,989

		$76,912,657

Food & Staples Retailing — 1.3%
BJ’s Wholesale Club Holdings, Inc.(1)(2)	354,376	$8,058,510
Performance Food Group Co.(1)	60,476	3,113,305

		$11,171,815

Food Products — 2.5%
Calavo Growers, Inc.	40,060	$3,629,036
J&J Snack Foods Corp.	22,915	4,222,547
Lancaster Colony Corp.	33,512	5,365,271
Nomad Foods, Ltd.(1)	383,019	8,568,135

		$21,784,989

Gas Utilities — 2.5%
ONE Gas, Inc.	226,486	$21,192,295

Health Care Equipment & Supplies — 6.3%
Envista Holdings Corp.(1)	305,830	$9,064,801
Haemonetics Corp.(1)	125,089	14,372,726
ICU Medical, Inc.(1)	92,697	17,345,463
Integra LifeSciences Holdings Corp.(1)	235,876	13,746,853

		$54,529,843

Health Care Providers & Services — 7.1%
Addus HomeCare Corp.(1)	146,627	$14,255,077
Amedisys, Inc.(1)	118,456	19,772,676
Chemed Corp.	38,078	16,726,142
R1 RCM, Inc.(1)	813,679	10,561,553

		$61,315,448

Hotels, Restaurants & Leisure — 2.8%
Choice Hotels International, Inc.(2)	233,637	$24,165,075

Security	Shares	Value
Insurance — 5.9%
AMERISAFE, Inc.	146,958	$9,703,637
First American Financial Corp.	120,182	7,009,014
Horace Mann Educators Corp.	339,694	14,831,040
RLI Corp.	91,662	8,251,413
Selective Insurance Group, Inc.	168,335	10,973,759

		$50,768,863

IT Services — 1.9%
NIC, Inc.	717,365	$16,033,108

Machinery — 6.4%
Mueller Water Products, Inc., Class A	1,792,429	$21,473,299
RBC Bearings, Inc.(1)	71,232	11,278,875
Welbilt, Inc.(1)(2)	344,839	5,382,937
Woodward, Inc.	147,401	17,458,174

		$55,593,285

Pharmaceuticals — 1.1%
Catalent, Inc.(1)	176,262	$9,923,551

Professional Services — 1.6%
CBIZ, Inc.(1)	524,306	$14,135,290

Road & Rail — 1.8%
Landstar System, Inc.	133,324	$15,181,604

Software — 11.9%
ACI Worldwide, Inc.(1)	703,559	$26,654,333
Altair Engineering, Inc., Class A(1)(2)	527,662	18,948,342
CDK Global, Inc.	290,324	15,874,916
Envestnet, Inc.(1)	259,913	18,097,742
RealPage, Inc.(1)	438,069	23,546,209

		$103,121,542

Specialty Retail — 2.7%
Hudson, Ltd., Class A(1)	258,534	$3,965,911
Monro, Inc.(2)	46,434	3,631,139
National Vision Holdings, Inc.(1)	489,409	15,871,534

		$23,468,584

Textiles, Apparel & Luxury Goods — 0.5%
Columbia Sportswear Co.(2)	41,357	$4,143,558

Thrifts & Mortgage Finance — 0.9%
Essent Group, Ltd.	156,448	$8,133,731

Trading Companies & Distributors — 1.5%
Applied Industrial Technologies, Inc.	194,850	$12,994,546

Security	Shares	Value
Water Utilities — 1.5%
Middlesex Water Co.	203,570	$12,940,945

Total Common Stocks (identified cost $758,779,807)		$854,790,417

High Social Impact Investments — 0.3%

Security	Principal Amount (000’s omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(3)(4)	$2,516	$2,469,769
ImpactAssets Inc., Global Sustainable Agriculture Notes, 3.39%, 11/3/20(4)(5)	152	151,625
ImpactAssets Inc., Microfinance Plus Notes, 1.98%, 11/3/20(4)(5)	195	192,057

Total High Social Impact Investments (identified cost $2,862,603)		$2,813,451

Short-Term Investments — 0.3%

Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(6)	2,457,018	$2,457,018

Total Short-Term Investment (identified cost $2,457,018)		$2,457,018

Total Investments (identified cost $764,099,428) — 99.6%		$860,060,886

Other Assets, Less Liabilities — 0.4%		$3,485,371

Net Assets — 100.0%		$863,546,257

The percentage shown for each investment category in the Schedule of Investments is based on net assets.

Notes to Schedule of Investments

(1)	Non-income producing security.

(2)

All or a portion of this security was on loan at December 31, 2019. The aggregate market value of securities on loan at December 31, 2019 was $81,249,666 and the total market value of the collateral received by the Fund was $83,442,834, comprised of cash of $2,457,018 and U.S. government and/or agencies securities of $80,985,816.

(3)	Affiliated company.

(4)	Restricted security. Total market value of restricted securities amounts to $2,813,451, which represents 0.3% of the net assets of the Fund as of December 31, 2019.

(5)

Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at December 31, 2019.

(6)	Represents investment of cash collateral received in connection with securities lending.

Restricted Securities

Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20	12/13/19	$2,515,603
ImpactAssets Inc., Global Sustainable Agriculture Notes, 3.39%, 11/3/20	11/13/15	152,000
ImpactAssets Inc., Microfinance Plus Notes, 1.98%, 11/3/20	11/13/15	195,000

At December 31, 2019, the value of the Fund’s investment in Calvert Impact Capital, Inc. (the Notes) was $2,469,769, which represents 0.3% of the Fund’s net assets. Transactions in the Notes by the Fund for the fiscal year to date ended December 31, 2019 were as follows:

Name of Issuer	Value, beginning of period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value, end of period	Interest Income	Capital Gain Distributions Received	Principal, Amount end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19(1)	$1,394,489	$—	$(1,401,905)	$—	$7,416	$—	$4,089	$—	$—
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(1)	—	2,515,603	—	—	(45,834)	2,469,769	1,048	—	2,515,600

Totals				$—	$(38,418)	$2,469,769	$5,137	$—

(1)	Restricted security.

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the market value of the Fund’s holdings as of December 31, 2019, based on the inputs used to value them:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$854,790,417	(1)	$—	$—	$854,790,417
High Social Impact Investments	—		2,813,451	—	2,813,451
Short-Term Investments	2,457,018		—	—	2,457,018
Total Investments	$857,247,435		$2,813,451	$—	$860,060,886

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.